May 3, 2011

THE DREYFUS/LAUREL FUNDSTRUST
-DREYFUS COREVALUE FUND

Supplement to Prospectus
dated May 1, 2011

     The Board of Trustees of The Dreyfus/Laurel Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of Dreyfus Core Value Fund (the “Fund”), and Advantage Funds, Inc., on behalf of Dreyfus Strategic Value Fund (the “Acquiring Fund”). The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund’s stated liabilities, the distribution of shares of the Acquiring Fund to Fund shareholders and the subsequent termination of the Fund (the “Reorganization”).

     It is currently contemplated that shareholders of the Fund as of May 18, 2011 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about August 11, 2011. If the Agreement is approved, the Reorganization will become effective on or about November 16, 2011.

     In anticipation of the Reorganization, effective on or about May 2, 2011 (the “Sales Discontinuance Date”), the Fund will be closed to any investments for new accounts, except that new accounts may be established by:

  Participants in group employer retirement plans (and their successor plans), provided that the plan sponsor has been approved by Dreyfus and established the Fund as an investment option in the plan by the close of business on the Sales Discontinuance Date;

  Wrap programs that established the Fund as an investment option under the wrap program by the close of business on the Sales Discontinuance Date; and

  Certain firms on behalf of their high net worth clients, provided that such firms have been approved by Dreyfus and continuously maintained investments in the Fund on behalf of their clients since the close of business on the Sales Discontinuance Date.

     Shareholders of the Fund as of the Sales Discontinuance Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing Fund accounts up until the time of the Reorganization.

     A Prospectus/Proxy Statement with respect to the proposed Reorganization will be mailed prior to the meeting to Fund shareholders as of the Record Date. The Prospectus/Proxy Statement will describe the Acquiring Fund and other matters. Investors may obtain a free copy of the Prospectus of the Acquiring Fund by calling 1-800-554-4611.

0312S0511

May 1, 2011

THE DREYFUS/LAUREL FUNDS TRUST
- DREYFUS EQUITY INCOME FUND

Supplement to Prospectus
dated October 1, 2010

     The following information supersedes and replaces any contrary information contained in the sections of the fund’s Prospectus entitled “Fund Summary- Portfolio Management” and “Fund Details- Management”:

     Investment decisions for the fund are made by the Active Equity Team of Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation (Dreyfus).The team members are Jocelin A. Reed, CFA, C.Wesley Boggs,Warren Chiang, CFA, Ronald Gala, CFA, Langton Garvin, CFA, and Patrick Slattery, CFA, each of whom serves as a portfolio manager of the fund.The team has managed the fund since May 2011. Ms. Reed has been a primary portfolio manager of the fund since the fund’s inception. Ms. Reed is a director and senior portfolio manager at Mellon Capital and has been employed by other current or predecessor BNY Mellon entities since 1994. She has also been employed by Dreyfus since November 1997. Mr. Boggs is a vice president and senior portfolio manager at Mellon Capital, where he has been employed since January 1993. He has also been employed by Dreyfus since September 2007. Mr. Chiang is a managing director of active equity strategies at Mellon Capital, where he has been employed since 1997. He has also been employed by Dreyfus since September 2007. Mr. Gala is a director and senior portfolio manager at Mellon Capital and has been employed by other current or predecessor BNY Mellon entities since 1993. He has also been employed by Dreyfus since May 1998. Mr. Garvin is a director at Mellon Capital, and has been employed by other current or predecessor BNY Mellon entities since 2004. He has also been employed by Dreyfus since July 2005. Mr. Slattery is a vice president and a portfolio manager at Mellon Capital, and has been employed by other current or predecessor BNY Mellon entities since 2005. He has also been employed by Dreyfus since July 2005.There are no limitations on the role of a team member with respect to making investment decisions for the fund.

6144S0511

May 1, 2011

THE DREYFUS/LAUREL FUNDSTRUST
-DREYFUS GLOBAL EQUITY
INCOME FUND

Supplement to Prospectus dated March 1, 2011

     The following information supersedes and replaces any contrary information contained in the sections of the fund’s Prospectus entitled “Fund Summary – Portfolio Management” and “Fund Details-Management”:

     James Harries and Robert Hay are the fund’s primary portfolio managers, positions they have held since the fund’s inception and May 2011, respectively. Mr. Harries, the fund’s lead portfolio manager, is a director of investment management at Newton Capital Management Limited (Newton). Mr. Harries first joined Newton in 1995, left in 2004 to join Veritas Asset Management, and rejoined Newton in 2005. Mr. Hay is an investment manager and member of Newton’s global funds team. He first joined Newton in 2000 in the private investment division and since that time had managed a variety of global equity mandates.

6175S0511

May 1, 2011

THE DREYFUS/LAUREL FUNDS TRUST

-DREYFUS INTERNATIONAL BOND FUND

Supplement to Prospectus
dated March 1, 2011

     The following information supersedes and replaces any contrary information contained in the sections of the fund’s Prospectus entitled “Fund Summary – Portfolio Management” and “Fund Details-Management”:

     David Leduc, CFA and Brendan Murphy, CFA serve as the fund’s primary portfolio managers, positions they have held since August 2006 and May 2011, respectively. Mr. Leduc is Chief Investment Officer at Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation (Dreyfus), where he is responsible for overseeing the management of all single and multi-sector taxable bond portfolios and strategies. Prior to becoming Chief Investment Officer at Standish in October 2010, Mr. Leduc was Managing Director of Global Fixed Income and Senior Portfolio Manager responsible for overseeing the management of all non-U.S. and global bond strategies. He has been employed by both Standish and Dreyfus since 1995. Mr. Murphy is a Senior Portfolio Manager of Global Fixed Income responsible for working with the Global Fixed Income Team at Standish to formulate portfolio strategy and assist with developed market country and global currency research. Prior to becoming a portfolio manager in 2009, Mr. Murphy was a senior trader responsible for trading developed and emerging market non-dollar securities as well as all foreign currencies. He has been employed by Standish since 2005 and by Dreyfus since December 2009.

6091S0511

May 1, 2011

The Dreyfus/Laurel Funds Trust

- Dreyfus EQUITY INCOME Fund

Supplement to Statement of Additional Information

dated October 1, 2010

The following information supersedes and replaces any contrary information contained in the sections of the Fund’s Statement of Additional Information entitled “Management Arrangements – Portfolio Management” and “Management Arrangements – Additional Information About the Portfolio Managers”:

Portfolio Management.  Jocelin A. Reed, CFA, C. Wesley Boggs, Warren Chiang, CFA, Ronald Gala, CFA, Langton Garvin, CFA, and Patrick Slattery, CFA, serve as the Fund’s primary portfolio managers. Ms. Reed and Messrs. Boggs, Chiang, Gala, Garvin and Slattery are employed by Dreyfus and Mellon Capital Management Corporation, an affiliate of Dreyfus.

Additional Information About the Portfolio Managers. The following table lists the number and types of other accounts advised by the Fund’s primary portfolio managers and assets under management in those accounts as of March 31, 2011:

Portfolio Manager	Registered Investment Company Accounts*	Assets Managed	Pooled Accounts**	Assets Managed	Other Accounts***	Assets Managed
C. Wesley Boggs	14	$6.5B	13	$1.1B	73	$7.3B
Warren Chiang	14	$6.5B	13	$1.1B	73	$7.3B
Ronald Gala	14	$6.5B	13	$1.1B	73	$7.3B
Langton Garvin	14	$6.5B	13	$1.1B	73	$7.3B
Jocelin A. Reed	14	$6.5B	13	$1.1B	73	$7.3B
Patrick Slattery	14	$6.5B	13	$1.1B	73	$7.3B

________________

*One of the registered investment company accounts managed (approximately $4.5 billion in assets) is subject to a performance-based advisory fee.

**One of the pooled accounts managed (approximately $33 million in assets) is subject to a performance-based advisory fee.

***Thirteen of the other accounts managed (approximately $1.8 billion in aggregate assets) are subject to performance-based advisory fees.

            The dollar range of Fund shares beneficially owned by the primary portfolio managers are as follows as of March 31, 2011:

Portfolio Manager	Dollar Range of Shares Beneficially Owned of the Fund

C. Wesley Boggs	None
Warren Chiang	None
Ronald Gala	None
Langton Garvin	None
Jocelin A. Reed	None
Patrick Slattery	None

May 1, 2011

THE DREYFUS/LAUREL FUNDS TRUST

-DREYFUS GLOBAL EQUITY INCOME FUND

Supplement to Statement of Additional Information

Dated March 1, 2011

The following information supersedes and replaces any contrary information contained in the section of the Fund’s Statement of Additional Information (the “SAI”) entitled “Management Arrangements – Portfolio Management”:

The primary portfolio managers for the Fund are James Harries and Robert Hay.

The following information supersedes and replaces any contrary information contained in the section of the SAI entitled “Management Arrangements – Additional Information About Portfolio Managers”:

The following table lists the number and types of other accounts advised by the Fund’s primary portfolio managers and assets under management in those accounts as of March 31, 2011:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed

James Harries	1	$15.7 Million	2	$2,918 Million	2	$366 Million

Robert Hay	0	$0	3*	$990 Million	5	$988 Million

*One of these pooled accounts (approximately $67 million in assets) is subject to a performance-based advisory fee.

The dollar range of Fund shares beneficially owned by the primary portfolio managers are as follows, as of March 31, 2011:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned

James Harries	None
Robert Hay	None

May 1, 2011

THE DREYFUS/LAUREL FUNDS TRUST

-DREYFUS INTERNATIONAL BOND FUND

Supplement to Statement of Additional Information

Dated March 1, 2011

The following information supersedes and replaces any contrary information contained in the section of the Fund’s Statement of Additional Information (the “SAI”) entitled “Management Arrangements – Portfolio Management”:

David Leduc and Brendan Murphy are the primary portfolio managers for the Fund.  Messrs. Leduc and Murphy are employed by Dreyfus and Standish Mellon Asset Management Company, LLC ("SMAM"), a subsidiary of BNY Mellon and an affiliate of Dreyfus.

The following information supersedes and replaces any contrary information contained in the section of the SAI entitled “Management Arrangements – Additional Information About Portfolio Managers”:

The following table lists the number and types of other accounts advised by the Fund’s primary portfolio managers and assets under management in those accounts as of March 31, 2011:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed

David Leduc	4	$1.1 Billion	14	$5.4 Billion	11	$3.5 Billion

Brendan Murphy	4	$1.1 Billion	14	$5.4 Billion	11	$3.5 Billion

None of the funds or accounts are subject to a performance-based advisory fee.

The dollar range of Fund shares beneficially owned by the Fund’s primary portfolio managers are as follows, as of March 31, 2011:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned

David Leduc	$0

Brendan Murphy	$0